Integrity AdvantEdge

May 2, 2012

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:          Separate Account I of Integrity Life Insurance Company

File Nos. 033-56654 and 811-04844

AdvantEdge Prospectus and Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 37 to its Registration Statement number 033-56654 on Form N-4, which were filed electronically on April 25, 2012.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Counsel — Securities
Western & Southern Financial Group, Inc.
Phone: 513-629-1854
rhonda.malone@wslife.com